Utility Plant and Leases - Schedule of Net Utility Plant (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 7,813,221	$ 7,134,239
Less: accumulated depreciation	(2,313,050)	(2,234,029)
Construction work in progress	185,026	193,028
Net utility plant	5,685,197	5,093,238
Software and software-related intangibles
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	256,299	241,158
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	100,908	26,825
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	391,864	386,159
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	6,581,043	6,049,380
General
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	467,274	416,643
Other
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 15,833	$ 14,074